Related party transactions (Details Narrative) - USD ($) $ in Millions	9 Months Ended
	May 31, 2022	Aug. 31, 2021
Payables to related parties	$ 0.2	$ 0.5
Share premium	7.0
Adjustments for share-based payments	$ 2.1